Document and Entity Information	Oct. 08, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001737204
Document Type	8-K
Document Period End Date	Oct. 08, 2020
Entity Registrant Name	Riviera Resources, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	333-225927
Entity Tax Identification Number	82-5121920
Entity Address, Address Line One	717 Texas Avenue
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	840-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false